Right-of-use assets - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Impairment loss	€ 9,172	€ 19,725	€ 8,858
Zegna Segment [Member] | Leased Stores [Member] | HONG KONG
Disclosure of quantitative information about right-of-use assets [line items]
Impairment loss	€ 6,486	€ 15,716
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Rental contracts term	1 year
Extension options term	1 year
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Rental contracts term	15 years
Extension options term	10 years